STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrant
Schedule Of Warrant Activity
The following table summarizes all warrant activity for the period ended March 31, 2014:

	Warrants	Weighted Average Exercise Price

Outstanding at January 1, 2014	332,281	$17.20
Granted	-	-
Exercised	-	-
Outstanding at March 31, 2014	332,281	$17.20

The following schedule represents warrant activity for the year ended December 31, 2013:

	Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2013	1,733,599	$3.38
Cancelled	(1,733,599)	3.38
Assumed from merger	81,237	63.33
Granted	251,044	2.27
Outstanding at December 31, 2013	332,281	$17.20

Outstanding Warrants to Purchase Shares of the Company’s Common Stock
The following table summarizes all outstanding warrants to purchase shares of the Company’s common stock as of March 31, 2014:

At March 31, 2014
Grant Date	Warrants Outstanding	Range of Exercise Prices	Expiration Date

7/15/2009	28,400	$62.50 - $114.00	7/14/2014
4/21/2010	52,650	$47.00	4/20/2015
4/4/2012	187	$2.27	4/3/2017
11/20/2013	251,044	$2.27	11/19/2018
	332,281

Stock Options
Stock Options, Valuation Assumptions
The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The following assumptions we used for stock options issued for the three months ended March 31, 2014 and 2013:

	March 31, 2014	March 31, 2013
Expected volatility	117%	100%
Expected term	7 years	6-7 years
Dividend yield	0%	0%
Risk-free interest rates	2.2%	0.7% - 1.3%

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The following assumptions we used for stock options issued in the year ended December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012
Expected volatility	118%	100%
Expected term	0.1-7 years	5-7 years
Dividend yield	0%	0%
Risk-free interest rates	0.13-2.3%	0.63-1.34%

Employee Stock-based Compensation Costs
Employee stock-based compensation expense for the three months ended March 31, 2014 and 2013, and for the cumulative period from July 5, 2005 (inception) through March 31, 2014, are as follows:

			Period from July 5, 2005 (inception) through
	Three months ended March 31,		March 31, 2014
	2014	2013
General and administrative	79,260	41,373	745,383
Research and development	5,284	-	5,284
Total	84,544	41,373	750,667

Employee stock-based compensation costs for the year ended December 31, 2013 and 2012 and for the cumulative period from July 5, 2005 (inception) through December 31, 2013, are as follows:

	Year ended December 31,		Period from July 5, 2005 (inception) through
	2013	2012	December 31, 2013

General and administrative	$263,593	$332,347	$666,123

Information about Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2013:

SharesOutstanding
RangeofEx.Prices	Shares Outstanding	WA Term (yrs.)	WA Exercise Price
$0.16 - $0.19	100,627	4.80	$0.17
$0.30 - $0.37	4,709,838	8.36	$0.36
$0.87	56,021	4.95	$0.87
$18.50 - $28.50	10,330	1.89	$23.43
$34.00 - $44.50	11,703	0.59	$43.60
	4,888,519	8.22	$0.51

Shares Exercisable
Range of Ex. Prices	Shares Exercisable	WA Term (yrs.)	WA Exercise Price
$0.16 - $0.19	96,487	4.71	$0.17
$0.30 - $0.37	2,360,885	8.08	$0.37
$0.87	56,021	4.95	$0.87
$18.50 - $28.50	10,330	1.89	$23.43
$34.00 - $44.50	11,703	0.59	$43.60
	2,535,426	7.83	$0.67

Schedule of Summarizing Stock Option Activity
The following table summarizes stock option activity for the three months ended March 31, 2014:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2014	4,888,519	$0.51
Granted	25,362	12.00
Exercised	(3,112)	0.30
Expired	(201,769)	0.30
Outstanding at March 31, 2014	4,709,000	$0.58
Exercisable at March 31, 2014	2,719,483	$0.65

The following is a schedule summarizing stock option activity for the year ended December 31, 2013:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2013	3,679,814	$0.37
Granted	1,186,672	0.31
Assumed from merger	22,033	34.15
Exercised	-	-
Outstanding at December 31, 2013	4,888,519	$0.51
Exercisable at December 31, 2013	2,535,426	$0.67